American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Growth ETF (QGRO)
May 31, 2026

U.S. Quality Growth ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 3.0%
ATI, Inc.(1)	21,350	3,739,666
Carpenter Technology Corp.	18,372	8,616,101
General Electric Co.	11,349	3,674,352
Howmet Aerospace, Inc.	152,762	39,450,787
Lockheed Martin Corp.	3,527	1,870,897
RTX Corp.	19,461	3,496,363
Woodward, Inc.	9,626	3,369,389
		64,217,555
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	19,226	3,434,725
Automobile Components — 0.1%
Gentex Corp.	78,806	1,903,953
Automobiles — 0.2%
Tesla, Inc.(1)	8,209	3,577,400
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	29,878	5,176,662
Monster Beverage Corp.(1)	39,674	3,494,486
		8,671,148
Biotechnology — 1.9%
Exelixis, Inc.(1)	291,825	14,731,326
Gilead Sciences, Inc.	14,131	1,899,630
Halozyme Therapeutics, Inc.(1)	26,913	1,790,791
Incyte Corp.(1)	189,310	18,313,850
Neurocrine Biosciences, Inc.(1)	33,883	5,363,679
		42,099,276
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	133,176	36,042,753
Dillard's, Inc., Class A(2)	13,366	7,888,747
		43,931,500
Building Products — 0.5%
A.O. Smith Corp.	32,256	1,829,560
Carlisle Cos., Inc.	5,548	1,913,006
Johnson Controls International PLC	25,280	3,389,037
Trane Technologies PLC	7,651	3,452,896
		10,584,499
Capital Markets — 1.1%
Cboe Global Markets, Inc.	9,731	3,245,872
Charles Schwab Corp.	37,880	3,308,818
Evercore, Inc., Class A	15,216	5,186,526
Interactive Brokers Group, Inc., Class A	40,853	3,552,985
Morningstar, Inc.	30,390	5,531,588
Piper Sandler Cos.	22,834	1,790,414
SEI Investments Co.	20,583	1,808,834
		24,425,037
Chemicals — 0.2%
CF Industries Holdings, Inc.	15,154	1,702,552
NewMarket Corp.	2,560	1,980,365
		3,682,917

Communications Equipment — 2.4%
Arista Networks, Inc.(1)	283,667	45,236,377
Ciena Corp.(1)	5,832	3,383,901
Cisco Systems, Inc.	15,601	1,878,672
F5, Inc.(1)	5,886	2,256,987
		52,755,937
Construction and Engineering — 1.9%
Comfort Systems USA, Inc.	14,928	27,291,519
EMCOR Group, Inc.	4,033	3,334,565
Quanta Services, Inc.	4,777	3,399,934
Sterling Infrastructure, Inc.(1)	4,667	4,017,541
Valmont Industries, Inc.	6,767	3,517,554
		41,561,113
Consumer Finance — 0.2%
FirstCash Holdings, Inc.	15,135	3,328,338
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc.	4,152	3,185,165
Costco Wholesale Corp.	45,643	43,649,314
Kroger Co.	27,495	1,708,814
Maplebear, Inc.(1)	45,998	1,830,720
Sprouts Farmers Market, Inc.(1)	21,596	1,784,262
Target Corp.	14,618	1,857,509
Walmart, Inc.	28,224	3,266,928
		57,282,712
Diversified Consumer Services — 0.6%
Grand Canyon Education, Inc.(1)	68,884	10,322,267
H&R Block, Inc.	48,669	1,873,270
		12,195,537
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	38,203	1,826,485
Electrical Equipment — 2.8%
GE Vernova, Inc.	32,809	31,769,611
Vertiv Holdings Co., Class A	90,420	28,546,498
		60,316,109
Electronic Equipment, Instruments and Components — 2.6%
Amphenol Corp., Class A	45,936	6,833,439
Cognex Corp.	81,979	5,398,317
Corning, Inc.	17,847	3,233,163
Fabrinet(1)	4,870	3,185,759
Jabil, Inc.	82,045	29,910,325
Keysight Technologies, Inc.(1)	15,609	5,280,993
TE Connectivity PLC	9,103	1,942,671
Zebra Technologies Corp., Class A(1)	7,612	1,854,512
		57,639,179
Entertainment — 4.1%
Netflix, Inc.(1)	708,009	60,902,934
Spotify Technology SA(1)	55,921	27,830,763
		88,733,697
Financial Services — 3.1%
Block, Inc.(1)	49,886	3,777,368
Jack Henry & Associates, Inc.	13,213	1,801,196
Mastercard, Inc., Class A	97,810	48,316,184
Toast, Inc., Class A(1)	228,679	5,952,514
Visa, Inc., Class A	21,949	7,163,276
		67,010,538

Ground Transportation — 2.1%
JB Hunt Transport Services, Inc.	132,110	36,519,167
Landstar System, Inc.	17,920	3,707,648
Old Dominion Freight Line, Inc.	16,489	3,712,498
Uber Technologies, Inc.(1)	25,052	1,763,661
		45,702,974
Health Care Equipment and Supplies — 4.5%
Dexcom, Inc.(1)	501,962	37,014,678
Edwards Lifesciences Corp.(1)	41,162	3,559,278
IDEXX Laboratories, Inc.(1)	9,526	5,368,187
Insulet Corp.(1)	61,853	8,964,974
Intuitive Surgical, Inc.(1)	83,656	35,523,684
Masimo Corp.(1)	19,171	3,421,065
Penumbra, Inc.(1)	10,445	3,324,643
		97,176,509
Health Care Providers and Services — 1.1%
BrightSpring Health Services, Inc.(1)	59,057	3,642,636
Cardinal Health, Inc.	26,264	5,168,755
Centene Corp.(1)	91,202	5,435,639
Chemed Corp.	4,176	1,780,688
DaVita, Inc.(1)	17,239	3,350,572
UnitedHealth Group, Inc.	13,775	5,238,771
		24,617,061
Hotels, Restaurants and Leisure — 1.7%
Booking Holdings, Inc.	138,582	23,202,784
Brinker International, Inc.(1)	13,503	1,922,557
Expedia Group, Inc.	50,726	11,453,424
		36,578,765
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Corp.(1)	41,382	16,006,558
Insurance — 0.1%
Allstate Corp.	8,599	1,772,168
Interactive Media and Services — 5.1%
Alphabet, Inc., Class A	190,277	72,369,954
Match Group, Inc.	51,712	1,868,355
Meta Platforms, Inc., Class A	42,072	26,610,961
Pinterest, Inc., Class A(1)	97,829	1,961,471
Reddit, Inc., Class A(1)	50,039	8,806,864
		111,617,605
IT Services — 2.6%
Accenture PLC, Class A	10,367	1,939,355
Cloudflare, Inc., Class A(1)	16,105	3,894,511
Cognizant Technology Solutions Corp., Class A	35,246	1,965,141
EPAM Systems, Inc.(1)	17,871	1,831,062
Gartner, Inc.(1)	46,917	7,609,937
GoDaddy, Inc., Class A(1)	120,843	10,371,955
International Business Machines Corp.	7,290	2,170,962
Twilio, Inc., Class A(1)	18,684	3,561,918
VeriSign, Inc.	83,527	23,836,935
		57,181,776
Life Sciences Tools and Services — 0.5%
Illumina, Inc.(1)	36,379	5,928,322
Medpace Holdings, Inc.(1)	4,288	1,917,207
West Pharmaceutical Services, Inc.	10,833	3,497,001
		11,342,530

Machinery — 0.7%
Caterpillar, Inc.	5,943	5,205,295
Cummins, Inc.	5,361	3,466,584
Federal Signal Corp.	47,203	5,036,560
Toro Co.	20,524	1,844,697
		15,553,136
Media — 2.2%
New York Times Co., Class A	622,014	46,781,673
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	17,170	1,813,667
Oil, Gas and Consumable Fuels — 1.2%
Antero Midstream Corp.	157,025	3,291,244
ConocoPhillips	28,409	3,238,058
Exxon Mobil Corp.	22,054	3,203,564
HF Sinclair Corp.	84,412	5,899,555
Marathon Petroleum Corp.	21,208	5,275,914
Valero Energy Corp.	21,854	5,350,296
		26,258,631
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	30,967	1,770,693
Eli Lilly & Co.	60,697	67,070,185
Johnson & Johnson	7,958	1,793,176
Merck & Co., Inc.	15,914	1,889,310
		72,523,364
Professional Services — 0.7%
ExlService Holdings, Inc.(1)	243,341	7,064,189
Genpact Ltd.	57,627	1,898,810
Leidos Holdings, Inc.	14,988	1,915,466
Paycom Software, Inc.	13,726	1,917,110
Verisk Analytics, Inc.	19,957	3,492,276
		16,287,851
Real Estate Management and Development — 0.6%
CoStar Group, Inc.(1)	100,934	3,250,075
Jones Lang LaSalle, Inc.(1)	33,541	9,468,960
		12,719,035
Semiconductors and Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.(1)	33,663	17,373,474
Analog Devices, Inc.	13,713	5,675,125
Applied Materials, Inc.	51,164	23,026,870
Astera Labs, Inc.(1)	25,337	8,686,790
Cirrus Logic, Inc.(1)	66,405	11,285,530
KLA Corp.	18,420	35,397,898
Lam Research Corp.	174,324	55,466,410
Micron Technology, Inc.	23,852	23,160,292
Monolithic Power Systems, Inc.	2,194	3,436,265
NVIDIA Corp.	288,029	60,814,443
ON Semiconductor Corp.(1)	31,244	3,768,651
Qorvo, Inc.(1)	18,867	1,953,867
QUALCOMM, Inc.	27,333	6,861,130
Texas Instruments, Inc.	17,657	5,397,392
		262,304,137
Software — 13.5%
Adobe, Inc.(1)	90,655	23,498,682
AppLovin Corp., Class A(1)	86,748	53,184,331
Atlassian Corp., Class A(1)	22,439	2,414,661

Commvault Systems, Inc.(1)	17,397	2,065,894
Crowdstrike Holdings, Inc., Class A(1)	5,283	3,861,873
Datadog, Inc., Class A(1)	15,707	3,885,126
Docusign, Inc.(1)	220,563	11,583,969
Dropbox, Inc., Class A(1)	135,345	3,638,074
Fair Isaac Corp.(1)	4,290	5,365,031
Fortinet, Inc.(1)	278,782	38,463,552
Guidewire Software, Inc.(1)	25,235	3,852,627
HubSpot, Inc.(1)	26,560	5,859,933
Intuit, Inc.	6,005	1,990,838
Manhattan Associates, Inc.(1)	13,703	2,056,135
Microsoft Corp.	48,958	22,042,850
Nutanix, Inc., Class A(1)	117,896	6,138,845
Palantir Technologies, Inc., Class A(1)	383,419	60,020,567
Palo Alto Networks, Inc.(1)	13,541	3,814,364
Pegasystems, Inc.	107,683	3,847,514
PTC, Inc.(1)	12,644	1,754,102
Salesforce, Inc.	124,017	23,699,649
Samsara, Inc., Class A(1)	113,588	3,974,444
ServiceNow, Inc.(1)	34,353	4,272,483
UiPath, Inc., Class A(1)(2)	174,463	2,044,706
		293,330,250
Specialized REITs — 0.2%
Equinix, Inc.	3,176	3,392,095
Specialty Retail — 3.8%
Chewy, Inc., Class A(1)	528,727	11,917,507
Five Below, Inc.(1)	15,349	3,489,749
Ross Stores, Inc.	15,768	3,653,919
TJX Cos., Inc.	389,734	60,311,336
Urban Outfitters, Inc.(1)	25,001	1,816,323
Williams-Sonoma, Inc.	9,608	1,955,900
		83,144,734
Technology Hardware, Storage and Peripherals — 9.1%
Apple, Inc.	241,853	75,472,647
Dell Technologies, Inc., Class C	20,842	8,772,606
NetApp, Inc.	14,878	2,593,087
Sandisk Corp.(1)	11,786	19,977,034
Seagate Technology Holdings PLC	52,008	45,756,639
Western Digital Corp.	86,647	46,027,753
		198,599,766
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	14,054	5,114,251
Tapestry, Inc.	37,875	5,509,297
		10,623,548
Tobacco — 0.1%
Altria Group, Inc.	25,018	1,740,752
Trading Companies and Distributors — 0.2%
WW Grainger, Inc.	4,252	5,247,989
Wireless Telecommunication Services — 3.3%
T-Mobile U.S., Inc.	386,395	72,460,654
TOTAL COMMON STOCKS (Cost $1,929,301,944)		2,173,954,883

RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,637)	2,586	2,637
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,403,815	2,403,815
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,706,872	2,706,872
TOTAL SHORT-TERM INVESTMENTS (Cost $5,110,687)		5,110,687
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,934,415,268)		2,179,068,207
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,884,205)
TOTAL NET ASSETS — 100.0%		$2,177,184,002

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,647,764. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,706,872.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.